Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions And Balances With Related Parties Details 2
Schedule of balances with related parties
	December 31, 2017		December 31, 2016
	Key management personnel	Other related parties	Key management personnel	Other related parties
	USD in thousands		USD in thousands

Current Liabilities	$54	$92	$49	$89

Schedule of transactions with related parties
	Year ended December 31,
	2017	2016	2015
	USD in thousands

General and administrative	$1	$51	$64

Other expenses	$-	$26	$1,005

Schedule of benefits to key management personnel
	Year ended December 31,
	2017	2016	2015
	USD in thousands

Short-term benefits	$1,043	$592	$520

Share-based payment (see Note 16)	$312	$232	$129